Provisions and Other Contingencies	12 Months Ended
Mar. 31, 2020
Disclosure Of Other Provisions [Abstract]
Provisions and Other Contingencies

2.6 Provisions and other contingencies

Accounting policy

a.	Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that is reasonably estimable, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Contingent liability is a possible obligation arising from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the entity or a present obligation that arises from past events but is not recognised because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or the amount of the obligation cannot be measured with sufficient reliability.

b.	Post sales client support

The Group provides its clients with a fixed-period post-sales support on all its fixed-price, fixed-timeframe contracts. Costs associated with such support services are accrued at the time related revenues are recorded and included in cost of sales. The Group estimates such costs based on historical experience and estimates are reviewed on a periodic basis for any material changes in assumptions and likelihood of occurrence.

c.	Onerous contracts

Provisions for onerous contracts are recognized when the expected benefits to be derived by the Group from a contract are lower than the unavoidable costs of meeting the future obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established the Group recognizes any impairment loss on the assets associated with that contract.

Provisions comprise the following:

	(Dollars in millions)
	As of
	March 31, 2020	March 31, 2019
Provision for post sales client support and other provisions	76	83
	76	83

Provision for post sales client support and other provisions represents costs associated with providing sales support services which are accrued at the time of recognition of revenues and are expected to be utilized over a period of 6 months to 1 year. The movement in the provision for post sales client support and other provisions is as follows:

(Dollars in millions)
Year ended March 31,
2020
Balance at the beginning	83
Translation differences	1
Provision recognized / (reversed)	16
Provision utilized	(24)
Balance at the end	76

Provision for post sales client support and other provisions is included in cost of sales in the consolidated statement of comprehensive income.

As of March 31, 2020 and March 31, 2019, claims against the Group, not acknowledged as debts, net of amounts paid (excluding demands from income tax authorities- Refer to Note 2.18) amounted to $30 million (₹230 crore) and $33 million (₹230 crore), respectively.

Legal proceedings

The Company received certain anonymous whistleblower complaints. The Audit Committee appointed an external legal counsel to conduct an independent investigation into the whistleblower allegations and the same was disclosed to the Stock Exchanges and the Securities and Exchange Commission (SEC) on Form 6-K on October 22, 2019. The outcome of the investigation did not result in restatement of previously issued financial statements and this was disclosed in a press release which was filed with the Stock Exchanges and SEC on Form 6-K on January 10,2020. The Company cooperated with an investigation by the SEC in regard to the whistleblower matter. In March 2020, the Company received notification from the SEC, that the SEC has concluded its investigation and the Company does not anticipate any further action by the SEC on this matter. Further, the Company has responded to all the inquires received from the Indian regulatory authorities and will continue to cooperate with the authorities for any additional requests for information.

Additionally, in October 2019, a purported class action lawsuit was filed in the United States District Court for the Eastern District of New York against the Company and certain of its current and former officers purportedly for violations of the US federal securities laws. On May 21, 2020, the plaintiff filed a stipulation which voluntarily dismissed the action without prejudice.